CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Cash flows from operating activities
Net loss	$ (1,164,335)	$ (143,050)	$ (127,651)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities
Depreciation of property and equipment	171,354	136,960	99,511
Amortization of intangible assets	13,905	24,030	15,677
Amortization of land use rights	4,600	4,345	2,804
Loss on disposal of property and equipment	23,139	1,427	934
Share-based compensation	174,832	204,945	117,943
Impairment loss on operating assets, intangible assets and goodwill	897,932	154,745	63,420
Impairment loss on long-term investments	275,872	24,563	153,970
Loss / (gain) from equity method investments	(10,787)	(11,676)	7,670
Loss / (gain) from fair value change of investments	(7,028)	(9,471)	104,239
Gain from remeasuring fair value of previously held equity interests upon business acquisitions		(3,855)
Gain from disposal of long-term investments	(10,021)	(619)	(25,002)
Loss from disposal of a subsidiary		966
Dividend received from an equity-method investment	3,362
Changes in operating assets and liabilities
Inventory	5,115	(16,998)	(18,333)
Amounts due from related parties	(432)	748	(1,589)
Prepaid expenses and other current assets	268,619	(206,499)	(24,981)
Income tax receivables	(3,863)	(4,093)	(4,344)
Deferred income taxes	304,229	(242,401)	(58,339)
Rental deposits	6,930	(29,203)	(16,587)
Other non-current assets	11,085	(8,546)	256
Accounts payable	(252,934)	229,003	693
Deferred revenue	(1,229,766)	529,209	343,555
Amounts due to related parties	(3,283)	(866)	424
Accrued expenses and other current liabilities	(386,349)	283,085	204,352
Income tax payable	(15,881)	18,488	7,906
Operating lease right-of-use assets	1,318,663	(300,078)	(218,829)
Operating lease liabilities	(1,334,142)	319,573	228,151
Net cash provided by / (used in) operating activities	(939,184)	954,732	855,850
Cash flows from investing activities
Loan to third parties	(557)		(13,590)
Repayment of loan to third parties		13,812
Loan to related parties		(16,294)	(31,681)
Repayment of loan to related parties			2,146
Loan to employees	(2,404)	(2,538)	(2,373)
Repayment of loan to employees	6,711	4,659	5,486
Prepayment for investments	(2,179)	(5,515)	(18,489)
Prepayments for purchase of land use rights			(6,780)
Purchase of property and equipment	(246,297)	(245,058)	(178,071)
Purchase of intangible assets	(122)	(683)	(3,213)
Purchase of short-term investments	(1,344,543)	(2,534,705)	(546,747)
Proceeds from short-term investments	3,002,509	207,576	517,001
Proceeds from disposal of property and equipment	26,294	750	543
Business acquisitions, net of cash acquired		(11,902)	(7,026)
Payments for long-term investments	(137,732)	(53,334)	(117,508)
Proceeds from disposal of long-term investments	67,036	1,763	61,487
Net cash (used in) / provided by investing activities	1,368,716	(2,641,469)	(338,815)
Cash flows from financing activities
Net proceeds from long-term debt and short-term debt			270,000
Repayment of long-term debt and short-term debt	(270,000)	(3,518)	(209,308)
Payments for purchasing noncontrolling interests	(1,775)		(5,183)
Capital injection from noncontrolling interests shareholders			10
Cash received from exercise of capped call option			73,247
Proceeds from issuance of convertible bond (Note 13)		2,300,000
Proceeds from private placement (Note 18)		2,500,000
Proceeds from exercise of share options	1,373	8,183	2,490
Repayment of convertible bond	(2,300,000)		(25)
Share repurchase	(196,277)	(9,852)
Net cash provided by / (used in) financing activities	(2,766,679)	4,794,813	131,231
Effect of exchange rate changes	949	(5,277)	3,218
Net increase / (decrease) in cash, cash equivalents and restricted cash	(2,336,198)	3,102,799	651,484
Cash, cash equivalents and restricted cash at the beginning of year	5,017,984	1,915,185	1,263,701
Cash, cash equivalents and restricted cash at the end of year	2,681,786	5,017,984	1,915,185
Supplemental disclosure of cash flow information:
Interest paid	9,425	8,380	6,707
Income tax paid	117,621	158,785	122,266
Non-cash investing and financing activities:
Payable for purchase of property and equipment	49,403	43,732	24,145
Payable for purchase of intangible assets	756	866	1,436
Payable for investments and acquisitions	$ 321	$ 312	404
Conversion of convertible bond to Class A common shares			$ 5,250